Impaired Loans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 39,324.8	$ 631.1	₨ 29,686.5
Land Transport
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans			2,077.9
Iron and Steel
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	4,793.8	76.9	1,811.8
Others (none greater than 5% of impaired loans)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	23,161.2	371.7	₨ 25,796.8
Activities allied to agriculture
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	5,369.3	86.2
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	3,608.2	57.9
Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 2,392.3	$ 38.4